Presentation of the financial statements	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Presentation of the financial statements
1. Presentation of the financial statements
Description of business
GSK is a global biopharma group which makes innovative vaccines and specialty medicines to prevent and treat disease. GSK’s R&D focuses on the science of the immune system, human genetics and advanced technologies primarily in the following four therapeutic areas: infectious diseases, HIV, oncology and immunology/respiratory.
Compliance with applicable law and IFRS
The financial statements have been prepared in accordance with international accounting standards in conformity with the requirements of the Companies Act 2006 and the International Financial Reporting Standards as issued by the IASB.
Composition of financial statements
The consolidated financial statements are drawn up in Sterling, the functional currency of GSK plc, and in accordance with IFRS accounting presentation. The financial statements comprise:

–	Consolidated income statement

–	Consolidated statement of comprehensive income

–	Consolidated balance sheet

–	Consolidated statement of changes in equity

–	Consolidated cash flow statement

–	Notes to the financial statements.
Composition of the Group
A list of the subsidiaries and associates which, in the opinion of the Directors, principally affected the amount of profit or net assets of the Group is given in Note 46, ‘Principal Group companies’.
Financial period
These financial statements cover the financial year from 1 January to 31 December 2022, with comparative figures for the financial years from 1 January to 31 December 2021 and, where appropriate, from 1 January to 31 December 2020. Income statement and cash flow comparatives have been restated on a consistent basis from those previously published to reflect the classification of the Consumer Healthcare business as a discontinued operation (see Note 41).
Accounting principles and policies
The financial statements have been prepared using the historical cost convention modified by the revaluation of certain items, as stated in the accounting policies, and on a going concern basis.
The financial statements have been prepared in accordance with the Group’s accounting policies approved by the Board and described in Note 2, ‘Accounting principles and policies’. Information on the application of these accounting policies, including areas of estimation and judgement is given in Note 3, ‘Critical accounting judgements and key sources of estimation uncertainty’.
The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Parent company financial statements
The financial statements of the parent company, GSK plc, have been prepared in accordance with UK GAAP and with UK accounting presentation. The company balance sheet is presented on page 268 and the accounting policies are given on pages 269 to 272.